Share capital and reserves (Detail) - Earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Net loss attributable to Nevsun shareholders	$ (18,670)	$ (11,564)	$ (32,539)	$ (81,001)
Effect of dilutive securities:
Diluted net loss attributable to Nevsun shareholders	$ (18,670)	$ (11,564)	$ (32,539)	$ (81,001)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,589	302,075	302,423	301,943
Dilutive options and stock appreciation rights
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,589	302,075	302,423	301,943
Loss per share
Basic	$ (0.06)	$ (0.04)	$ (0.11)	$ (0.27)
Diluted	$ (0.06)	$ (0.04)	$ (0.11)	$ (0.27)